Intangible fixed assets (Details) - USD ($) $ in Thousands	12 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2020
Reconciliation of changes in intangible assets other than goodwill [abstract]
Beginning balance	$ 18,235	$ 8,777
Ending balance	40,291	18,235	$ 8,777
Intangible assets other than goodwill under development	474	201
Development costs
Reconciliation of changes in intangible assets other than goodwill [abstract]
Beginning balance	18,235	8,777
Ending balance	40,291	18,235	8,777
Development costs | Cost
Reconciliation of changes in intangible assets other than goodwill [abstract]
Beginning balance	18,235	8,777	4,047
Additions	25,294	9,082	4,554
Foreign exchange on translation	(3,238)	376	176
Ending balance	$ 40,291	$ 18,235	$ 8,777